CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of current assets [Abstract]
Schedule of Cash and Cash Equivalents - Composition
	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Cash in bank	54,699	12,962	14,594
Short-term bank deposits	79,588	100,100	21,235
	134,287	113,062	35,829

Schedule of Financial Assets at Fair Value Through Profit or Loss

	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars
Financial assets carried at fair value through profit or loss (FVTPL):
Shares	32,931	44,494	8,786
Governmental loan and other bonds	98,187	87,905	26,197
Certificate of participation in mutual fund	6,786	11,115	1,811
	137,904	143,514	36,794

Schedule of Trade Receivables Composition
	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Trade receivables(*)	100,387	88,324	26,784
Less – provisions for impairment of trade recivables.	2,370	2,381	632
	98,017	85,943	26,152

(*)	Less provision for returns in the sum of NIS 2,273 (as of December 31, 2017 - NIS 1,841).

Schedule of Changes in Allowance for Doubtful Debts
	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Balance at beginning of the year	2,381	2,155	635
Change in allowance doubtful debts	(11)	226	(3)
Balance at end of the year	2,370	2,381	632

Schedule of Other Receivables and Prepaid Expenses
	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Prepaid expenses	730	688	195
Income receivables	429	-	114
Advances to suppliers	1,051	339	280
Government authorities	-	953	-
Receivables in respect of investment in a non-current financial asset (See note 21b)	-	3,970	-
Others	1,534	46	410
	3,744	5,996	999

Schedule of Inventories
	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Finished products	44,183	32,690	11,789
Merchandise in transit	5,106	7,209	1,362
	49,289	39,899	13,151